Shareholder Report, Line Graph (Details) - USD ($)												12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2025
Class G
Account Value [Line Items]
Line Graph and Table Measure Name												Class G
Accumulated Value	$ 12,394	$ 11,824	$ 11,189	$ 10,726	$ 10,682	$ 10,667	$ 10,518	$ 10,262	$ 10,104	$ 10,032	$ 10,000
Class P
Account Value [Line Items]
Line Graph and Table Measure Name												Class P
Accumulated Value		11,824	11,189	10,726	10,682	10,667	10,518	10,262	10,104	10,032	10,000	$ 12,394
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate Index
Accumulated Value	11,790	11,405	10,851	11,229	12,356	12,443	11,299	10,455	10,539	10,594	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate Index
Accumulated Value		11,405	10,851	11,229	12,356	12,443	11,299	10,455	10,539	10,594	10,000	$ 11,790
ICE BofA U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												ICE BofA U.S. Treasury Bill Index
Accumulated Value	$ 12,219	11,677	11,071	10,651	10,637	10,628	10,465	10,219	10,079	10,027	10,000
ICE BofA U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												ICE BofA U.S. Treasury Bill Index
Accumulated Value		$ 11,677	$ 11,071	$ 10,651	$ 10,637	$ 10,628	$ 10,465	$ 10,219	$ 10,079	$ 10,027	$ 10,000	$ 12,219